KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Key Managment Personnel Compensation [Abstract]
Disclosure of transactions between related parties	Their compensation is as follows:
Remuneration of the Executive Leadership Team and Board of Directors

	Year ended December 31
	2024	2023	2022
	CHF in millions
Wages, salaries and social security charges	8.4	6.2	8.0
Pension costs	0.8	0.8	1.2
Share-based compensation	6.6	6.9	9.1
Termination benefits	0.7	2.5	0.7
Total	16.5	16.4	19.0
The following table provides details of related-party transactions:

	December 31
	2024		2023	2022
	CHF in millions
Credits (charges) included in:
Revenue	3.1		4.6	2.9
Direct costs	(3.8)		(2.3)	(5.6)
Personnel expenses	(15.9)		(18.6)	(23.0)
Other operating expenses	(116.9)		(118.1)	(183.3)
Included in operating income (loss)	(133.5)	—	(134.4)	(209.0)
Finance expense	(1.5)		(1.7)	—
Finance income	3.0		2.1	1.1
Included in net income (loss)	(132.0)		(134.0)	(207.9)
Property and equipment transfers in, net	11.3		23.7	4.9
The following table provides details of Sunrise's related-party balances:

	December 31
	2024	2023
	CHF in millions
Current receivables (a)	1.8	6.1
Long-term note receivables	—	202.5
	1.8	208.6
Accounts payable	0.3	14.5
Accrued other liabilities	20.4	38.8
Non-current related party loan	—	51.2
Other non-current liabilities	0.1	1.8
	20.8	106.3

(a) These receivables are non-interest bearing, may be cash or loan settled and are included within trade receivables, net and other current assets.